Statements of Operations (Unaudited) - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2017
Income Statement [Abstract]
Revenues	$ 0	$ 0	$ 0	$ 0
Cost of sales	0	0	0	0
Gross profit	0	0	0	0
Operating Expenses
Bank service charges	0	199	82	389
Office expenses	100	7,613	100	9,802
Organization costs	0	8,599	1,000	12,334
Insurance	0	2,537		2,537
Professional fees	0	154,741	7,162	295,560
Travel	0	4,081	282	12,136
Total Operating Expenses	100	177,770	8,626	332,758
Other Income (Expenses):
Interest expense	0	0		(12)
Total Other Income (Expense)	0	0		(12)
Net (loss) Before Income Taxes	(100)	(177,770)	(8,626)	(332,770)
Income Tax Benefit (Expense)	0	0	0	0
Net Income (Loss)	$ (100)	$ (177,770)	$ (8,626)	$ (332,770)
Loss per common share	$ (.0000)	$ (.0063)	$ (0.0003)	$ (.0255)
Weighted average number of shares outstanding - Basic and Diluted	0	28,352,862		13,046,244